S000036776 [Member] Investment Objectives and Goals - iShares J.P. Morgan EM Corporate Bond ETF	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® J.P. MORGAN EM CORPORATE BOND ETFTicker: CEMBStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.